SHARE-BASED COMPENSATION - Plan Awards Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Options, Quantity
Outstanding at the beginning of the period (in shares)	2,155,931
Granted (in shares)	1,680,000	0	0
Exercised (in shares)	(1,106,003)
Outstanding at the end of the period (in shares)	2,729,928	2,155,931
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share)	$ 5.29
Granted (in dollars per share)	40.00
Exercised (in dollars per share)	5.23
Outstanding at the end of the period (in dollars or euros per share)	$ 26.68	$ 5.29
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	186,410
Granted (in shares)	0	0	0
Exercised (in shares)	(27,200)
Outstanding at the end of the period (in shares)	159,210	186,410
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 30.21
Exercised (in dollars per share)	19.16
Outstanding at the end of the period (in dollars per share)	$ 32.10	$ 30.21
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	9,196,747
Granted (in shares)	5,134,522
Exercised (in shares)	(2,623,006)
Forfeited (in shares)	(486,217)
Cancelled (in shares)	(2,939)
Outstanding at the end of the period (in shares)	11,219,107	9,196,747